Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the year	$ 331.2	$ 247.0
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	(64.0)	126.8
Net unrealized gain on financial instruments	5.3	3.0
Total items that may be reclassified to net income in subsequent periods	(58.7)	129.8
Items not to be reclassified to net income:
Remeasurement gain on net employee defined benefit plans	7.8	35.5
Other comprehensive (loss) income for the year, net of tax	(50.9)	165.3
Total comprehensive income for the year, net of tax	$ 280.3	$ 412.3